INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

Income tax expense consisted of the following components:

	For the years ended March 31,
	2026	2025	2024

Hong Kong:
Current tax	$148,185	$160,852	$-
Deferred tax	(13,734)	(9,549)	-
Total	$134,451	$151,303	$-

SCHEDULE OF INCOME TAX EXPENSE RECONCILIATION

The following tables provide the reconciliation of the differences between the statutory and effective tax rates following as of March 31, 2026, 2025 and 2024:

	For the years ended March 31,
	2026	2025	2024

Profit before income taxes	$244,179	$1,414,128	$(25,675)

Tax at Hong Kong statutory tax rate of 16.5%	40,290	233,331	(4,236)
Tax effect on non-deductible expense	116,007	-	-
Tax effect on non-assessable income	(318)	(106)	(145)
Effect of two-tier tax rate	(21,144)	(21,167)	-
Tax reduction allowed by Hong Kong government	(384)	(192)	-
Change in valuation allowance	-	(60,563)	4,381
Income tax expense	$134,451	$151,303	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX	Significant components of deferred tax were as follows:
	As of March 31,
	2026	2025

Deferred tax assets	$23,659	$9,567
Deferred tax liabilities	(494)	-
	23,165	9,567

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2026	2025

Deferred tax assets:
Property, plant and equipment	$-	$5,329
Inventory provision	2,119	-
Provision of expected credit losses	21,540	4,238
Sub-total	23,659	9,567
Less: valuation allowance	-	-
Total deferred tax assets	23,659	9,567